Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

December 6, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 270 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the fund listed in Exhibit A, the form of the Funds’ prospectuses and Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statements of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 270 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 27, 2012.

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Core Bond Fund
Wells Fargo Advantage Dow Jones Target Today Fund
Wells Fargo Advantage Dow Jones Target 2010 Fund
Wells Fargo Advantage Dow Jones Target 2015 Fund
Wells Fargo Advantage Dow Jones Target 2020 Fund
Wells Fargo Advantage Dow Jones Target 2025 Fund
Wells Fargo Advantage Dow Jones Target 2030 Fund
Wells Fargo Advantage Dow Jones Target 2035 Fund
Wells Fargo Advantage Dow Jones Target 2040 Fund
Wells Fargo Advantage Dow Jones Target 2045 Fund
Wells Fargo Advantage Dow Jones Target 2050 Fund
Wells Fargo Advantage Dow Jones Target 2055 Fund
Wells Fargo Advantage International Bond Fund
Wells Fargo Advantage Short Duration Government Bond Fund